Significant Accounting Policies - Impact of IFRS 16 on Group Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impact of initial application of new accounting standards [line item]
Property, plant and equipment	$ 309	$ 273	$ 250
Right-of-use assets	490	513	486
Deferred tax assets	66	63	78
Total non-current assets	3,041	2,719	2,461
Total current assets	916	1,373	861
Total assets	3,976	4,092	3,322
Loans and other borrowings	(87)	(104)	(110)
Lease liabilities	(65)	(55)	(44)
Trade and other payables	(568)	(616)	(595)
Total current liabilities	(1,365)	(1,407)	(1,306)
Loans and other borrowings	(2,078)	(1,910)	(1,678)
Lease liabilities	(595)	(615)	(589)
Trade and other payables	(116)	(125)	(7)
Deferred tax liabilities	(118)	(124)	(95)
Total non-current liabilities	(4,054)	(3,816)	(3,370)
Total liabilities	(5,441)	(5,223)	(4,676)
Net liabilities	(1,465)	(1,131)	(1,354)
IHG shareholders' equity	(1,473)	(1,139)	(1,361)
Non-controlling interest	8	8	7
Total equity	$ (1,465)	(1,131)	(1,354)	$ (1,191)
Previously reported [member]
Disclosure of impact of initial application of new accounting standards [line item]
Property, plant and equipment		447	425
Deferred tax assets		60	75
Other non-current assets		1,870	1,647
Total non-current assets		2,377	2,147
Trade and other receivables		613	551
Other current assets		763	312
Total current assets		1,376	863
Total assets		3,753	3,010
Loans and other borrowings		(120)	(126)
Trade and other payables		(618)	(597)
Other current liabilities		(632)	(557)
Total current liabilities		(1,370)	(1,280)
Loans and other borrowings		(2,129)	(1,893)
Trade and other payables		(158)	(36)
Deferred tax liabilities		(131)	(101)
Other non-current liabilities		(1,042)	(1,001)
Total non-current liabilities		(3,460)	(3,031)
Total liabilities		(4,830)	(4,311)
Net liabilities		(1,077)	(1,301)
Currency translation reserve		419	377
Retained earnings		1,166	951
Other equity		(2,670)	(2,636)
IHG shareholders' equity		(1,085)	(1,308)
Non-controlling interest		8	7
Total equity		(1,131)	(1,354)	$ (1,146)
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of impact of initial application of new accounting standards [line item]
Property, plant and equipment		(174)	(175)
Right-of-use assets		513	486
Deferred tax assets		3	3
Total non-current assets		342	314
Trade and other receivables		(3)	(2)
Total current assets		(3)	(2)
Total assets		339	312
Loans and other borrowings		16	16
Lease liabilities		(55)	(44)
Trade and other payables		2	2
Total current liabilities		(37)	(26)
Loans and other borrowings		219	215
Lease liabilities		(615)	(589)
Trade and other payables		33	29
Deferred tax liabilities		7	6
Total non-current liabilities		(356)	(339)
Total liabilities		(393)	(365)
Net liabilities		(54)	(53)
Currency translation reserve		1
Retained earnings		(55)	(53)
IHG shareholders' equity		(54)	(53)
Total equity		(54)	(53)
Restated [member]
Disclosure of impact of initial application of new accounting standards [line item]
Property, plant and equipment		273	250
Right-of-use assets		513	486
Deferred tax assets		63	78
Other non-current assets		1,870	1,647
Total non-current assets		2,719	2,461
Trade and other receivables		610	549
Other current assets		763	312
Total current assets		1,373	861
Total assets		4,092	3,322
Loans and other borrowings		(104)	(110)
Lease liabilities		(55)	(44)
Trade and other payables		(616)	(595)
Other current liabilities		(632)	(557)
Total current liabilities		(1,407)	(1,306)
Loans and other borrowings		(1,910)	(1,678)
Lease liabilities		(615)	(589)
Trade and other payables		(125)	(7)
Deferred tax liabilities		(124)	(95)
Other non-current liabilities		(1,042)	(1,001)
Total non-current liabilities		(3,816)	(3,370)
Total liabilities		(5,223)	(4,676)
Net liabilities		(1,131)	(1,354)
Currency translation reserve		420	377
Retained earnings		1,111	898
Other equity		(2,670)	(2,636)
IHG shareholders' equity		(1,139)	(1,361)
Non-controlling interest		8	7
Total equity		$ (1,131)	$ (1,354)